OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]

13. OTHER FINANCIAL ASSETS

	As at December 31,
	2021	2020
Current:
Marketable securities	3,110	1,791
Copper price options (Note 7)	3,904	1,514
Fuel call options (Note 7)	-	278
	7,014	3,583
Long-term:
Investment in private companies	1,200	1,200
Reclamation deposits	434	2,825
Restricted cash	1,268	1,273
	2,902	5,298

The Company holds strategic investments in publicly-traded and privately owned mineral exploration and development companies, including marketable securities and subscription receipts. Marketable securities and the investment in privately owned companies are accounted for at fair value through other comprehensive income (FVOCI).

In December, 2021, the Company arranged for the issuance of a letter of credit for US$1,500 to replace the cash collateral with a surety bond provider, as security for outstanding surety bonds issued to the federal and state regulators for the Florence Copper project.

During the year ended December 31, 2020, the Company received net proceeds of $7,270 from the sale of marketable securitites of a publicly traded company and the resulting gain is recognized in other comprehensive income.